SHARE CAPITAL - Options outstanding by exercise price (Details)	12 Months Ended
	Dec. 31, 2021 Options $ / shares	Dec. 31, 2020 Options $ / shares	Dec. 31, 2019 Options $ / shares
Options outstanding by exercise price
Options outstanding	7,103,151	3,077,148	1,051,665
Options exercisable	1,878,532	1,081,760	398,596
$4.10
Options outstanding by exercise price
Weighted average exercise price | $ / shares		$ 4.10	$ 4.10
Options outstanding		481,150	561,050
Weighted average remaining term (yrs)		6 years 2 months 23 days	7 years 2 months 23 days
Options exercisable		251,550	140,450
Weighted average remaining term (yrs)		6 years 2 months 23 days	7 years 2 months 23 days
$5.00
Options outstanding by exercise price
Weighted average exercise price | $ / shares			$ 5.00
Options outstanding			130,950
Weighted average remaining term (yrs)			7 years 4 months 28 days
Options exercisable			32,738
Weighted average remaining term (yrs)			7 years 4 months 28 days
$8.80
Options outstanding by exercise price
Weighted average exercise price | $ / shares			$ 8.80
Options outstanding			88,800
Weighted average remaining term (yrs)			6 years 11 months 1 day
Options exercisable			59,242
Weighted average remaining term (yrs)			6 years 11 months 1 day
$27.20
Options outstanding by exercise price
Weighted average exercise price | $ / shares			$ 27.20
Options outstanding			263,250
Weighted average remaining term (yrs)			6 years 9 months
Options exercisable			162,268
Weighted average remaining term (yrs)			6 years 9 months
$27.30 - $9,276.86
Options outstanding by exercise price
Options outstanding	448,625		7,615
Weighted average remaining term (yrs)	6 years 5 months 23 days		4 years 8 months 15 days
Options exercisable	228,813		3,898
Weighted average remaining term (yrs)	6 years 5 months 23 days		3 years 8 months 8 days
$27.30 - $9,276.86 | Minimum
Options outstanding by exercise price
Weighted average exercise price | $ / shares			$ 27.30
$27.30 - $9,276.86 | Maximum
Options outstanding by exercise price
Weighted average exercise price | $ / shares			$ 9,276.86
$2.11
Options outstanding by exercise price
Weighted average exercise price | $ / shares	$ 2.11	$ 2.11
Options outstanding	298,750	486,875
Weighted average remaining term (yrs)	6 years 8 months 23 days	7 years 8 months 19 days
Options exercisable	153,250	138,125
Weighted average remaining term (yrs)	6 years 8 months 23 days	7 years 8 months 19 days
$2.17
Options outstanding by exercise price
Weighted average exercise price | $ / shares	$ 2.17	$ 2.17
Options outstanding	585,000	695,000
Weighted average remaining term (yrs)	6 years 9 months 7 days	7 years 9 months 3 days
Options exercisable	292,500	173,750
Weighted average remaining term (yrs)	6 years 9 months 7 days	7 years 9 months 3 days
$2.27
Options outstanding by exercise price
Weighted average exercise price | $ / shares		$ 2.27
Options outstanding		1,500
Weighted average remaining term (yrs)		7 years 7 months 9 days
Options exercisable		1,500
Weighted average remaining term (yrs)		7 years 7 months 9 days
$2.42
Options outstanding by exercise price
Weighted average exercise price | $ / shares	$ 2.42	$ 2.42
Options outstanding		640,000
Weighted average remaining term (yrs)		7 years 5 months 19 days
Options exercisable		176,032
Weighted average remaining term (yrs)		7 years 5 months 19 days
$2.18 - $2.42 | Minimum
Options outstanding by exercise price
Weighted average exercise price | $ / shares	0.84
$3.35
Options outstanding by exercise price
Weighted average exercise price | $ / shares		$ 3.35
Options outstanding		493,766
Weighted average remaining term (yrs)		7 years 18 days
Options exercisable		133,495
Weighted average remaining term (yrs)		7 years 18 days
$4.11 - $3,878.39
Options outstanding by exercise price
Options outstanding		278,857
Weighted average remaining term (yrs)		6 years 25 days
Options exercisable		207,308
Weighted average remaining term (yrs)		6 years 3 days
$4.11 - $3,878.39 | Minimum
Options outstanding by exercise price
Weighted average exercise price | $ / shares		$ 4.11
$4.11 - $3,878.39 | Maximum
Options outstanding by exercise price
Weighted average exercise price | $ / shares		$ 3,878.39
$0.60
Options outstanding by exercise price
Weighted average exercise price | $ / shares	$ 0.60
Options outstanding	1,710,050
Weighted average remaining term (yrs)	7 years 11 months 15 days
Options exercisable	339,910
Weighted average remaining term (yrs)	7 years 11 months 15 days
$0.72
Options outstanding by exercise price
Weighted average exercise price | $ / shares	$ 0.72
Options outstanding	132,000
Weighted average remaining term (yrs)	7 years 11 months 1 day
Options exercisable	0
$0.84
Options outstanding by exercise price
Weighted average exercise price | $ / shares	$ 0.84
Options outstanding	551,000
Weighted average remaining term (yrs)	7 years 7 months 13 days
Options exercisable	0
$1.38
Options outstanding by exercise price
Weighted average exercise price | $ / shares	$ 1.38
Options outstanding	3,040,240
Weighted average remaining term (yrs)	7 years 2 months 15 days
Options exercisable	619,760
$2.43 - $1,504
Options outstanding by exercise price
Options outstanding	337,486
Weighted average remaining term (yrs)	5 years 5 months 8 days
Options exercisable	244,299
Weighted average remaining term (yrs)	5 years 3 months 29 days
$2.43 - $1,504 | Minimum
Options outstanding by exercise price
Weighted average exercise price | $ / shares	$ 2.43
$2.43 - $1,504 | Maximum
Options outstanding by exercise price
Weighted average exercise price | $ / shares	$ 1,504